Convertible Notes Payable - Additional Information (Detail) - USD ($)	1 Months Ended						3 Months Ended		5 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended		60 Months Ended
	Apr. 30, 2019	Mar. 31, 2019	Nov. 30, 2018	Jul. 31, 2018	Jun. 30, 2018	Jul. 31, 2015	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2018	Jun. 30, 2019	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Proceeds from issuance of convertible notes											$ 3,128,000	$ 9,000,000	$ 11,700,000	$ 4,250,000
Wellcome Trust | Maximum
Debt Instrument [Line Items]
Gross proceeds from the issuance of a convertible note														3,800,000
2015 Convertible Notes
Debt Instrument [Line Items]
Gross proceeds from the issuance of a convertible note														404,000
Allocation of proceeds to derivative liability													$ 500,000	(71,000)
2015 Convertible Notes | Wellcome Trust | Maximum
Debt Instrument [Line Items]
Gross proceeds from the issuance of a convertible note						$ 3,800,000
2018 Convertible Note
Debt Instrument [Line Items]
Gross proceeds from the issuance of a convertible note				$ 2,000,000			$ 2,700,000	$ 2,000,000	$ 2,700,000	$ 3,128,000
Interest on unpaid principal balance of convertible notes							2.00%		2.00%				2.00%
Allocation of proceeds to derivative liability			$ 400,000				$ (375,000)		$ (375,000)	$ (750,000)
Proceeds from issuance of convertible notes			2,700,000
Debt issuance cost			0
Convertible notes outstanding											0
2018 Convertible Note | Maximum
Debt Instrument [Line Items]
Percentage of debt discount conversion price													25.00%
2018 Convertible Note | Minimum
Debt Instrument [Line Items]
Percentage of debt discount conversion price													0.00%
2018 Convertible Note | Wellcome Trust
Debt Instrument [Line Items]
Gross proceeds from the issuance of a convertible note	$ 1,600,000	$ 1,600,000	2,700,000	2,000,000
2018 Convertible Note | Wellcome Trust | Maximum
Debt Instrument [Line Items]
Gross proceeds from the issuance of a convertible note			$ 2,700,000	$ 2,000,000	$ 8,000,000						100,000
Convertible Notes [Member]
Debt Instrument [Line Items]
Interest on unpaid principal balance of convertible notes							10.00%		10.00%				10.00%
Proceeds from issuance of convertible notes											14,000,000				$ 3,100,000
Interest rate effective percentage							15.00%		15.00%				15.00%
Convertible notes outstanding											0
Convertible Notes [Member] | Maximum
Debt Instrument [Line Items]
Percentage of debt discount conversion price													25.00%
Convertible Notes [Member] | Minimum
Debt Instrument [Line Items]
Percentage of debt discount conversion price													0.00%
Convertible Notes [Member] | PureTech Health
Debt Instrument [Line Items]
Proceeds from issuance of convertible notes											$ 13,500,000		$ 7,000,000	3,800,000	$ 2,600,000
Debt issuance cost							$ 0		$ 0				$ 0	$ 0